Agreements With General Motors (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Change in the value of derivative agreement

Changes in the value of the GM Tranche 2 Agreements are summarized below:

$
GM derivative liability
On initial recognition as of January 30, 2023	(33,194)
Gain on change in fair value	32,824
Liabilities distributed to the shareholders (Note 4)	370
As of December 31, 2023	-